3. Investment Securities: Investments Classified by Contractual Maturity Date (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Investments Classified by Contractual Maturity Date

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less	$ 2,498,296	$ 2,680,775	$ --	$ --
Due after one year through five years	5,854,122	5,895,644	787,987	793,283
Due after five years through ten year	21,121,075	21,533,152	--	--
Due after ten years	183,270,544	182,090,145	--	--
	$ 212,744,037	$ 212,199,716	$ 787,987	$ 793,283